CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 611.5	$ 352.4
Restricted cash	10.2	9.8
Accounts receivable and prepaid assets	257.3	268.7
Current income tax recoverable	0.9	3.4
Inventories	1,243.2	1,153.0
Other current assets	3.6	15.0
Current assets	2,126.7	1,802.3
Non-current assets
Property, plant and equipment	7,968.6	7,963.2
Long-term investments	51.9	54.7
Other long-term assets	713.1	710.6
Deferred tax assets	5.3	12.5
Total assets	10,865.6	10,543.3
Current liabilities
Accounts payable and accrued liabilities	543.0	531.5
Current income tax payable	236.7	92.9
Current portion of long-term debt	199.9
Current portion of provisions	62.5	48.8
Other current liabilities	18.0	12.3
Current liabilities	1,060.1	685.5
Non-current liabilities
Long-term debt and credit facility	1,235.5	2,232.6
Provisions	941.5	889.9
Other long-term liabilities	78.9	99.9
Deferred tax liabilities	549.0	449.7
Total liabilities	3,865.0	4,357.6
Equity
Common share capital	4,487.3	4,481.6
Contributed surplus	10,643.0	10,646.0
Accumulated deficit	(8,181.3)	(8,982.6)
Accumulated other comprehensive loss	(87.4)	(61.3)
Total common shareholders' equity	6,861.6	6,083.7
Non-controlling interests	139.0	102.0
Total equity	7,000.6	6,185.7
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 10,865.6	$ 10,543.3
Common shares
Common shares issued (shares)	1,229,125,606	1,227,837,974
Common shares outstanding (shares)	1,229,125,606	1,227,837,974